Shareholder Report, Line Graph (Details) 199474_Vident International Equity Strategy ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Vident International Equity Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Vident International Equity Strategy ETF NAV
Accumulated Value	$ 20,243	$ 15,933	$ 13,711	$ 12,429	$ 14,756	$ 11,076	$ 11,300	$ 12,231	$ 12,870	$ 10,000	$ 27,591
Morningstar Global Markets ex-US NR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Global Markets ex-US
Accumulated Value	19,803	17,172	14,583	13,062	16,230	12,877	11,845	12,302	11,854	10,000	$ 24,954
Vident Core Int'l Equity Index/Vident Int'l Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Vident Core Int’l Equity Index/Vident Int’l Equity Index
Accumulated Value	22,221	17,210	14,626	13,028	15,250	11,328	11,486	12,382	12,949	10,000	$ 30,814
Morningstar Global Markets ex-US Large-Mid Cap NR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Global Markets ex-US Large-Mid Cap
Accumulated Value	$ 19,923	$ 17,286	$ 14,657	$ 13,101	$ 16,242	$ 12,927	$ 11,894	$ 12,292	$ 11,844	$ 10,000	$ 25,197